Organization and Summary of Significant Accounting Policies - Seelos Merger Agreement (Q3) (Details)	1 Months Ended
Apr. 30, 2018 Clinicaltrial
Accounting Policies [Abstract]
Number of Phase 3 clinical efficacy trials required	2